Note 45 Balances arising from transactions with entities of the group (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Classes of assets [Domain]
Disclosure of transactions between related parties [line items]
Loans and advances to banks	€ 28	€ 13
Loans and advances to customers	562	639
Debt Securities Related Party Transactions	2	4
Classes of liabilties [Member]
Disclosure of transactions between related parties [line items]
Deposits from credit institutions related party transactions	2	1
Deposits from customers at amortised cost	89	160
Memorandum accounts [Member]
Disclosure of transactions between related parties [line items]
Financial Guarantees Given Related Party Transactions	200	171
Other Commitments Given Related Party Transactions	686	784
Loan commitments given related party transactions	€ 117	€ 117